Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Total gross value	¥ 127,213	¥ 155,598
Less: accumulated depreciation	(114,122)	(126,547)
Net book value	13,091	29,051
Computers, equipment and furniture
Property and Equipment
Total gross value	73,526	107,513
Motor vehicles
Property and Equipment
Total gross value	5,721	5,721
Leasehold improvements
Property and Equipment
Total gross value	¥ 47,966	¥ 42,364